Current Assets - Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Categories of current financial assets [abstract]
Cash at bank and in hand	$ 91,728,846	$ 12,067,158
Short-term deposits	80,742,500	77,121,555
Total cash and cash equivalents	$ 172,471,346	$ 89,188,713	$ 44,631,293	$ 118,193,177